INCOME TAXES (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income (loss) on ordinary activities before tax	$ 34	$ (2)
Statutory U.S. income tax rate	21.00%	21.00%
Income tax at statutory income tax rate	$ 7
Losses recognized	(7)
Income tax benefit (expense)